Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employees	Dec. 31, 2019 USD ($) employees	Dec. 31, 2018 USD ($) employees
Entity Information [Line Items]
Wages and salaries | $	$ 7,600	$ 7,497	$ 7,931
Social security costs | $	729	733	743
Share-based payments | $	728	694	669
Pension and other post-retirement benefit costs | $	852	948	1,154
Employee benefits expense | $	$ 9,909	$ 9,872	$ 10,497
Average number of employees (employee)	68,100	72,500	73,700
Termination payments | $	$ 1,237	$ 182	$ 493
Termination payment accrual, current | $	714
Provision for Termination Payment | $	$ 428
Operating segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	15,400	16,800	17,400
Operating segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	43,600	43,000	42,300
Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	9,100	12,700	14,000
Service station staff | Operating segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	19,100	18,100	17,100
US
Entity Information [Line Items]
Average number of employees (employee)	12,400	13,600	13,800
US | Operating segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	4,800	5,800	5,900
US | Operating segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	5,800	5,700	6,000
US | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	1,800	2,100	1,900
Non-US
Entity Information [Line Items]
Average number of employees (employee)	55,700	58,900	59,900
Non-US | Operating segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	10,600	11,000	11,500
Non-US | Operating segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	37,800	37,300	36,300
Non-US | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	7,300	10,600	12,100
Brazil | Agricultural, operational and seasonal | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	0	2,500	4,000